PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Total Property and Equipment	$ 31,777,000	$ 31,193,000
Less: Accumulated Depreciation	(21,004,000)	(18,974,000)
Property and Equipment, net	10,773,000	12,219,000
Land [Member]
Total Property and Equipment	300,000	300,000
Buildings and Improvements [Member]
Total Property and Equipment	$ 1,650,000	1,650,000
Property Plant And Equipment Useful Life	31 years 6 months
Machinery and Equipment [Member]
Total Property and Equipment	$ 13,428,000	14,032,000
Machinery and Equipment [Member] | Minimum
Property Plant And Equipment Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	8 years
Capital Lease Machinery and Equipment [Member]
Total Property and Equipment	$ 6,265,000	6,265,000
Capital Lease Machinery and Equipment [Member] | Minimum
Property Plant And Equipment Useful Life	3 years
Capital Lease Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	5 years
Tools and Instruments [Member]
Total Property and Equipment	$ 7,985,000	7,520,000
Tools and Instruments [Member] | Minimum
Property Plant And Equipment Useful Life	1 year 6 months
Tools and Instruments [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	7 years
Automotive Equipment [Member]
Total Property and Equipment	$ 195,000	195,000
Property Plant And Equipment Useful Life	5 years
Furniture and Fixtures [Member]
Total Property and Equipment	$ 438,000	438,000
Furniture and Fixtures [Member] | Minimum
Property Plant And Equipment Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	8 years
Leasehold Improvements [Member]
Total Property and Equipment	$ 997,000	966,000
Property Plant And Equipment Useful Life	Term of Lease
Computers and Software [Member]
Total Property and Equipment	$ 519,000	$ 519,000
Computers and Software [Member] | Minimum
Property Plant And Equipment Useful Life	4 years
Computers and Software [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	6 years